Note 18 - Research and Development Expenses - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross research and development expenses	€ (4,577)	€ (3,308)	€ (3,728)
Research Tax Credit	511	448	518
Grants	198	170	278
Net Research and development expenses	€ (3,868)	€ (2,690)	€ (2,932)